Related Party Transactions - Additional Information - Parent (Detail)	12 Months Ended
Dec. 31, 2017
Santander UK Group Holdings plc [member]
Disclosure of transactions between related parties [line items]
Description related party transactions	The Company's only transactions with related parties arise in connection with the receipt of dividends declared by its subsidiary, payment of dividends on its own ordinary shares and Perpetual Capital Securities, interest payments to its subsidiary on intercompany loans and interest received from its subsidiary relating to downstreamed funding of senior debt.